Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 89,850,548	543,928,262	547,243,768	980,062,680
Adjustments for:
Share-based compensation cost	16,079,930	97,343,070	71,144,592	104,736,527
Depreciation and amortization expense	33,066,360	200,173,823	183,116,153	170,029,747
Exchange loss / (gain)	(1,103,068)	(6,677,643)	(3,334,352)	7,994,077
Share of loss from equity investments	2,510,555	15,198,149	5,334,495	1,574,506
Goodwill impairment	12,767,418	77,290,117	40,769,946	0
Impairment of intangible assets and other long-lived assets	3,947,672	23,898,022	20,969,607
Loss from disposal of property, equipment and software	103,297	625,332	1,717,286	2,037,189
Deferred income tax	2,884,476	17,461,751	(11,042,445)	57,648,595
Gain from disposal of discontinued operations, net of tax	(27,468,865)	(166,288,268)
Changes in assets and liabilities:
Accounts receivable	(13,378,573)	(80,989,868)	32,371,438	(832,797)
Current prepayments and other assets	(20,833,756)	(126,121,310)	(51,451,855)	(115,445,371)
Film and television cost				(28,837,856)
Due from/to related parties	(570,121)	(3,451,339)	35,000	(2,549,500)
Non-current prepayments and other assets	136,331	825,308	(40,737,629)	(33,337,565)
Accounts payable	6,381,237	38,630,097	(5,892,676)	(15,980,321)
Advances from customers	(4,835,772)	(29,274,312)	38,031,835	3,270,821
Salary and welfare payable	8,782,485	53,166,528	27,187,649	40,896,232
Taxes payable	1,436,480	8,696,017	(48,243,256)	4,687,895
Accrued expenses and other liabilities	1,801,331	10,904,719	(10,774,994)	(26,398,249)
Deferred revenues	59,061,482	357,540,494	(56,955,712)	2,207,949
Net cash provided by operating activities	170,619,447	1,032,878,949	739,488,850	1,151,764,559
Cash flows from investing activities:
Purchase of property, equipment and software	(38,806,952)	(234,925,652)	(83,664,515)	(72,898,685)
Cash paid for construction in progress	(9,239,159)	(55,931,098)	(25,136,551)	(88,532,375)
Purchase of intangible assets	(9,480,291)	(57,390,839)	(6,602,754)	(16,394,162)
Payment for capitalized product development costs	(7,297,323)	(44,175,803)	(5,651,100)	(11,049,635)
Decrease / (increase) of restricted cash and restricted time deposits	109,910,002	665,362,180	(363,776,200)	(530,650,817)
Cash paid for equity investments	(42,326,647)	(256,232,823)	(200,000,000)	(10,803,330)
Cash received from disposal of equity investment				9,934,500
Cash paid for business acquisitions, net of cash acquired	(22,415,116)	(135,694,387)		(308,912,346)
Cash paid for purchase of additional ownership interests in subsidiaries			(10,120,504)
Cash received from disposal of business to a related party, net of cash disposed				283,901,605
Decrease in cash from disposal of PW Literature	(3,960,754)	(23,977,214)
Purchase of short-term investments	(282,471,877)	(1,710,000,000)	(1,437,228,875)	(788,762,275)
Maturities of short-term investments	307,795,233	1,863,300,000	470,017,875	1,039,244,400
Purchase of time deposits			(50,000,000)
Increase in loan receivable				(7,625,880)
Net cash (used in) / provided by investing activities	1,707,116	10,334,364	(1,712,162,624)	(502,549,000)
Cash flows from financing activities:
Exercises of share options	7,499,525	45,399,876	45,182,450	7,810,709
Repurchase of shares				(444,283,323)
Capital contribution from non-controlling interest and VIE shareholders			3,000	6,176,000
Short-term bank loans	35,709,814	216,176,500	596,752,900	560,780,100
Repayment of bank loans	(122,716,207)	(742,887,100)	(409,558,500)
Dividends to shareholders	(22,653,591)	(137,138,046)	(607,623,579)
Net cash provided by / (used in) financing activities	(102,160,459)	(618,448,770)	(375,243,729)	130,483,486
Effect of exchange rate changes on cash and cash equivalents	(2,021,887)	(12,239,897)	(2,663,345)	(17,106,728)
Net increase / (decrease) in cash	68,144,217	412,524,646	(1,350,580,848)	762,592,317
Cash and cash equivalents, beginning of the period	132,089,903	799,632,647	2,150,213,495	1,387,621,178
Cash and cash equivalents, end of the period	200,234,120	1,212,157,293	799,632,647	2,150,213,495
Supplemental schedule of non-cash investing activities:
Reclassification of time deposits to short-term investments			(280,000,000)
Release of restricted time deposits to short-term investments			(120,000,000)
Consideration payable related to equity investment and business combination	(20,152,964)	(122,000,000)
Consideration receivable related to disposal of PW Literature	28,789,005	174,280,000
Reclassification of short-term investments to time deposits	(8,761,815)	(53,041,400)
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	(12,253,793)	(74,180,785)	(171,912,187)	(94,389,925)
Cash paid during the year for interest expense	$ (1,271,384)	(7,696,577)	(23,147,135)	(4,347,988)